Share capital - Group's share premium as though the restructuring took effect retroactively during the year (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share capital
Share Premium	$ 343,435,529	$ 88,873,188
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of shares earnouts	(75,550,455)
If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share Premium	343,435,529
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of shares earnouts	(75,550,455)
Swvl Inc. shareholders
Share capital
Share Premium	88,873,188	$ 88,873,188
Swvl Inc. shareholders | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share Premium	88,873,188
Convertible notes
Share capital
Share Premium	145,952,505
Convertible notes | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share Premium	145,952,505
PIPE Investor
Share capital
Share Premium	39,663,603
PIPE Investor | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share Premium	39,663,603
Recapitalization costs
Share capital
Share Premium	121,077,329
Recapitalization costs | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share Premium	121,077,329
Other shares
Share capital
Share Premium	31,887,125
Other shares | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share Premium	31,887,125
Total share premium
Share capital
Share Premium	427,453,750
Total share premium | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Share Premium	$ 427,453,750